Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	$ 40	$ 14
Unrecognized losses	16
Deferred tax asset tax benefit recognized in certain Canadian and foreign subsidiaries that have incurred loss	52	92
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized	36,000	$ 33,000
2011 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	575
2014 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	223
2020 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	4
2023 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	11
No expiration [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	$ 1